Fair Value Measurements - Additional Information (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Liabilities, Transfer from Level 1 to Level 2	$ 0
Liabilities, Transfer from Level 2 to Level 1	0
Liabilities, Transfer into Level 3	0
Liabilities, Transfer out of Level 3	$ 0